STATEMENTS OF OPERATIONS (Unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Formation costs		$ 0	$ 1,497
General and administrative expenses		450	0
Net Loss		$ (450)	$ (1,497)
Weighted average common shares outstanding, basic and diluted (1)	[1]	5,000,000	5,000,000
Basic and diluted net loss per common share		$ (0.00)	$ (0.00)

[1]	Excludes an aggregate of 750,000 shares that are subject to forfeiture to the extent that the underwriter's over-allotment is not exercised in full or in part (see Note 7).